Financial assets and financial liabilities	9 Months Ended
Sep. 30, 2024
Financial assets and financial liabilities
Financial assets and financial liabilities

10. Financial assets and financial liabilities

Fair values of cash and cash equivalents, trade receivables, trade payables, and other current liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments. Cash and cash equivalents compromise cash at banks and term deposits.

Cash and cash equivalents compromise cash at banks and term deposits. There were no transfers between Level 1 and Level 2 fair value measurements and no transfers into or out of Level 3 fair value measurements during the nine months ended September 30, 2024 and 2023.